DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 12 - DERIVATIVE LIABILITIES

The embedded conversion option in the Company’s note described in Note 6(b) contains a reset provision that can cause an adjustment to the conversion price if the Company issues certain equity instruments at a price lower than the initial conversion price.  The fair value of these liabilities will be re-measured at the end of every reporting period and the change in fair value will be reported in our consolidated statement of operations as a gain or loss on derivative financial instruments.

The following table summarizes the change in derivative liabilities for the year ended December 31, 2011 and 2010:

$
Derivative Liabilities at December 31, 2009	1,019,503
Settlement of derivative liabilities	(58,150)
Change in fair value of derivative liabilities	(816,194)
Derivative Liabilities at December 31, 2010	145,159
Settlement of derivative liabilities	(103,923)
Change in fair value of derivative liabilities	(25,374)
Derivative liabilities at December 31, 2011	15,862

The Company used the Black-Scholes option pricing model to value the embedded conversion feature using the following assumptions: number of options as set forth in the convertible note agreements; no expected dividend yield; expected volatility ranging from 99% - 175%; risk-free interest rates ranging from 0.16% - 1.98% and expected terms based on the contractual term.